Deutsche Banks Ownership Interest following Initial Public Offering of DWS shares (Tables)	3 Months Ended
Jun. 30, 2018
Deutsche Banks Ownership Interest following Initial Public Offering of DWS shares [Abstract]
Deutsche Banks Ownership Interest following Initial Public Offering of DWS shares [text block table]
in € m.	2018
Deutsche Bank’s ownership interest at the time of the IPO	5,991
Net decrease in Deutsche Bank’s ownership interest	(1,229)
Deutsche Bank’s share of net income or loss	85
Deutsche Bank’s share of other comprehensive income	120
Deutsche Bank’s share of other equity changes	30
Deutsche Bank’s ownership interest in DWS at the end of the reporting period	4,997
Excess amount from the IPO	74
Total effect on shareholders' equity from a change in Deutsche Bank's ownership interest in DWS, at the end of the reporting period	5,071